American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2020

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 49.7%
American Century Diversified Corporate Bond ETF	288,278	15,151,892
American Century Focused Dynamic Growth ETF(2)	769,325	47,630,680
American Century Focused Large Cap Value ETF	782,592	36,650,505
American Century Quality Diversified International ETF	659,746	27,364,087
American Century STOXX U.S. Quality Growth ETF	905,247	48,403,557
American Century STOXX U.S. Quality Value ETF	973,617	35,877,786
Avantis Emerging Markets Equity ETF	784,210	40,833,736
Avantis International Equity ETF	529,490	25,267,263
Avantis International Small Cap Value ETF	189,824	8,697,736
Avantis U.S. Equity ETF	973,912	52,055,596
Avantis U.S. Small Cap Value ETF	269,618	12,086,975
TOTAL AFFILIATED FUNDS (Cost $332,085,739)		350,019,813
COMMON STOCKS — 32.3%
Aerospace and Defense — 0.3%
AAR Corp.	1,279	24,889
Aerojet Rocketdyne Holdings, Inc.(2)	3,663	118,754
BAE Systems plc	83,586	429,996
CAE, Inc.	7,350	125,617
General Dynamics Corp.	3,502	459,918
Kratos Defense & Security Solutions, Inc.(2)	6,349	119,933
Lockheed Martin Corp.	1,295	453,418
Mercury Systems, Inc.(2)	501	34,509
Textron, Inc.	11,267	403,359
		2,170,393
Air Freight and Logistics — 0.1%
DSV Panalpina A/S	2,796	453,059
Expeditors International of Washington, Inc.	2,457	217,125
		670,184
Airlines — 0.1%
Alaska Air Group, Inc.	2,158	81,767
Southwest Airlines Co.	19,318	763,640
		845,407
Auto Components — 0.4%
Aptiv plc	14,614	1,410,105
BorgWarner, Inc.	8,974	313,910
Hyundai Mobis Co. Ltd.	2,231	446,498
LCI Industries	1,286	141,023
Minth Group Ltd.	36,000	148,693
Valeo SA	12,976	393,530
		2,853,759
Automobiles — 0.3%
Bayerische Motoren Werke AG	4,720	322,585
Daimler AG	12,147	628,481
Honda Motor Co. Ltd., ADR	19,920	470,510
Hyundai Motor Co.	2,093	306,173
Kia Motors Corp.	6,713	300,837
Nissan Motor Co. Ltd.(2)	90,500	320,328
		2,348,914

Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA	54,597	157,197
Banco Bradesco SA	40,230	127,113
Bank of America Corp.	32,002	758,447
Barclays plc(2)	370,993	515,281
BNP Paribas SA(2)	13,685	479,839
Commerce Bancshares, Inc.	9,827	611,731
Commerzbank AG(2)	54,031	255,887
FinecoBank Banca Fineco SpA(2)	6,019	82,429
Hana Financial Group, Inc.	1,744	47,063
HDFC Bank Ltd., ADR(2)	6,259	359,517
JPMorgan Chase & Co.	7,144	700,398
Mitsubishi UFJ Financial Group, Inc.	127,000	500,623
Mizuho Financial Group, Inc.	34,550	425,953
Regions Financial Corp.	24,062	320,025
Societe Generale SA(2)	10,136	138,419
Standard Chartered plc (London)(2)	25,930	118,680
Sumitomo Mitsui Financial Group, Inc.	12,900	357,276
Truist Financial Corp.	11,907	501,523
UniCredit SpA(2)	11,813	88,497
Westamerica Bancorporation	7,201	377,116
		6,923,014
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	681	707,682
Fevertree Drinks plc	1,730	45,125
PepsiCo, Inc.	5,759	767,617
Royal Unibrew A/S	1,057	103,300
		1,623,724
Biotechnology — 0.8%
AbbVie, Inc.	5,593	475,964
ACADIA Pharmaceuticals, Inc.(2)	9,657	448,568
Acceleron Pharma, Inc.(2)	916	95,795
ADC Therapeutics SA(2)	2,636	75,627
Alnylam Pharmaceuticals, Inc.(2)	4,159	511,432
Amarin Corp. plc, ADR(2)(3)	2,591	12,592
Amgen, Inc.	2,743	595,066
Amicus Therapeutics, Inc.(2)	6,387	113,880
Arcutis Biotherapeutics, Inc.(2)	2,332	41,556
Arena Pharmaceuticals, Inc.(2)	958	82,120
Argenx SE, ADR(2)	1,444	358,300
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,455	112,704
Blueprint Medicines Corp.(2)	1,235	126,316
Bridgebio Pharma, Inc.(2)(3)	1,947	74,726
ChemoCentryx, Inc.(2)	1,326	63,648
CSL Ltd.	1,911	388,403
Deciphera Pharmaceuticals, Inc.(2)	1,695	98,429
FibroGen, Inc.(2)	2,176	83,515
Flexion Therapeutics, Inc.(2)(3)	5,132	61,533
Generation Bio Co.(2)	1,005	25,969
Global Blood Therapeutics, Inc.(2)	978	51,717
Halozyme Therapeutics, Inc.(2)	3,410	95,480
Heron Therapeutics, Inc.(2)	2,431	39,650
Insmed, Inc.(2)	3,871	127,511
Iovance Biotherapeutics, Inc.(2)	971	34,645
Karuna Therapeutics, Inc.(2)	1,085	88,091

Kymera Therapeutics, Inc.(2)	1,185	42,648
Mirati Therapeutics, Inc.(2)	478	103,793
Natera, Inc.(2)	2,746	184,696
Relay Therapeutics, Inc.(2)	959	35,425
Seagen, Inc.(2)	2,909	485,221
Turning Point Therapeutics, Inc.(2)	3,154	290,767
Ultragenyx Pharmaceutical, Inc.(2)	1,165	117,083
Vertex Pharmaceuticals, Inc.(2)	933	194,400
Viela Bio, Inc.(2)(3)	2,056	65,607
		5,802,877
Building Products — 0.5%
American Woodmark Corp.(2)	915	75,588
Builders FirstSource, Inc.(2)	3,726	112,898
Fortune Brands Home & Security, Inc.	9,425	762,200
Johnson Controls International plc	32,475	1,370,769
Lindab International AB	5,017	77,598
Masco Corp.	7,713	413,417
Masonite International Corp.(2)	1,383	121,704
Trane Technologies plc	5,781	767,428
Trex Co., Inc.(2)	1,378	95,826
		3,797,428
Capital Markets — 1.4%
Ameriprise Financial, Inc.	5,383	865,748
Bank of New York Mellon Corp. (The)	10,923	375,314
BlackRock, Inc.	675	404,467
Charles Schwab Corp. (The)	9,625	395,684
Credit Suisse Group AG	55,260	521,942
Euronext NV	741	77,318
Flatex AG(2)	2,709	145,158
Hamilton Lane, Inc., Class A	2,050	142,885
Intercontinental Exchange, Inc.	3,209	302,929
Intermediate Capital Group plc	4,718	71,628
London Stock Exchange Group plc	3,660	392,653
LPL Financial Holdings, Inc.	6,941	554,794
Magellan Financial Group Ltd.	3,043	118,639
MarketAxess Holdings, Inc.	1,209	651,470
Morgan Stanley	11,807	568,507
MSCI, Inc.	2,272	794,836
Northern Trust Corp.	17,558	1,374,265
Partners Group Holding AG	400	360,178
S&P Global, Inc.	1,916	618,351
State Street Corp.	4,841	285,135
T. Rowe Price Group, Inc.	3,354	424,818
TMX Group Ltd.	1,225	119,034
UBS Group AG	41,610	482,482
		10,048,235
Chemicals — 0.4%
Air Liquide SA	2,215	324,217
Air Products and Chemicals, Inc.	916	253,036
Albemarle Corp.	2,735	254,929
Arkema SA	2,430	238,301
Corbion NV	1,651	75,201
Ecolab, Inc.	1,472	270,245
H.B. Fuller Co.	1,608	72,762
Koninklijke DSM NV	1,925	308,240

Linde plc	2,551	562,087
Nissan Chemical Corp.	1,100	58,328
Sherwin-Williams Co. (The)	504	346,742
Zeon Corp.	11,400	138,684
		2,902,772
Commercial Services and Supplies — 0.3%
A-Living Services Co. Ltd., H Shares	38,250	161,196
Babcock International Group plc	84,318	237,326
Brink's Co. (The)	2,823	120,909
Clean Harbors, Inc.(2)	2,097	111,078
Ever Sunshine Lifestyle Services Group Ltd.(3)	122,000	210,944
HomeServe plc	3,737	53,509
Japan Elevator Service Holdings Co. Ltd.	2,500	96,015
Republic Services, Inc.	9,407	829,415
		1,820,392
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,181	455,611
AudioCodes Ltd.(3)	1,363	39,513
Cisco Systems, Inc.	9,262	332,506
F5 Networks, Inc.(2)	10,759	1,430,301
Lumentum Holdings, Inc.(2)	327	27,040
Telefonaktiebolaget LM Ericsson, B Shares	35,991	401,043
		2,686,014
Construction and Engineering†
Hazama Ando Corp.	12,000	74,418
SHO-BOND Holdings Co. Ltd.	2,700	129,696
		204,114
Construction Materials†
Summit Materials, Inc., Class A(2)	4,041	71,485
Consumer Finance — 0.1%
American Express Co.	3,110	283,756
Cembra Money Bank AG	1,257	139,251
		423,007
Containers and Packaging — 0.6%
Avery Dennison Corp.	5,404	747,860
Ball Corp.	14,067	1,251,963
Berry Global Group, Inc.(2)	2,284	106,503
Graphic Packaging Holding Co.	24,275	322,615
Huhtamaki Oyj	2,323	113,449
Packaging Corp. of America	5,637	645,380
SIG Combibloc Group AG(2)	6,212	127,600
Sonoco Products Co.	14,489	708,367
		4,023,737
Distributors — 0.1%
Genuine Parts Co.	5,429	490,944
LKQ Corp.(2)	13,407	428,890
		919,834
Diversified Consumer Services — 0.1%
Chegg, Inc.(2)	4,636	340,468
Diversified Financial Services†
Element Fleet Management Corp.	15,203	143,209
Zenkoku Hosho Co. Ltd.	1,400	55,121
		198,330
Diversified Telecommunication Services — 0.3%
BT Group plc	62,689	82,505

Cellnex Telecom SA	15,305	983,157
Verizon Communications, Inc.	11,396	649,458
		1,715,120
Electric Utilities — 0.6%
Edison International	13,091	733,620
Evergy, Inc.	6,519	359,849
Eversource Energy	1,398	122,003
Iberdrola SA	32,588	384,436
NextEra Energy, Inc.	15,668	1,147,054
Pinnacle West Capital Corp.	11,036	900,206
Xcel Energy, Inc.	5,892	412,617
		4,059,785
Electrical Equipment — 0.9%
AMETEK, Inc.	7,582	744,552
Array Technologies, Inc.(2)	1,501	55,312
Eaton Corp. plc	2,736	283,969
Emerson Electric Co.	17,658	1,144,062
Generac Holdings, Inc.(2)	1,070	224,861
Hubbell, Inc.	6,620	963,276
Mabuchi Motor Co. Ltd.	1,200	49,343
NEL ASA(2)(3)	24,998	48,055
nVent Electric plc	63,915	1,153,666
Rockwell Automation, Inc.	1,600	379,392
Schneider Electric SE	4,808	584,327
Sensata Technologies Holding plc(2)	12,471	545,107
Signify NV(2)	2,715	96,746
Varta AG(2)(3)	630	78,990
		6,351,658
Electronic Equipment, Instruments and Components — 0.8%
Anritsu Corp.	5,200	112,915
CDW Corp.	948	116,225
Cognex Corp.	23,386	1,541,137
Hexagon AB, B Shares(2)	5,891	430,217
Jabil, Inc.	2,791	92,494
Keyence Corp.	800	362,779
Keysight Technologies, Inc.(2)	12,751	1,337,197
Littelfuse, Inc.	700	138,558
Murata Manufacturing Co. Ltd.	7,100	492,470
nLight, Inc.(2)	1,372	29,141
SYNNEX Corp.	771	101,494
TE Connectivity Ltd.	5,859	567,620
		5,322,247
Energy Equipment and Services†
Baker Hughes Co.	7,385	109,076
Entertainment — 0.3%
Activision Blizzard, Inc.	3,836	290,500
Embracer Group AB(2)	5,013	101,275
Roku, Inc.(2)	3,231	653,955
Stillfront Group AB(2)	1,183	138,904
Walt Disney Co. (The)	4,405	534,106
Zynga, Inc., Class A(2)	70,774	636,258
		2,354,998
Equity Real Estate Investment Trusts (REITs) — 3.3%
Agree Realty Corp.	4,499	279,253
Alexandria Real Estate Equities, Inc.	2,985	452,287

American Homes 4 Rent, Class A	15,371	434,538
Brixmor Property Group, Inc.	29,632	324,767
Charter Hall Group	61,641	536,987
Cousins Properties, Inc.	7,739	197,190
Embassy Office Parks REIT	28,800	133,830
Equinix, Inc.	1,930	1,411,293
Extra Space Storage, Inc.	4,609	534,414
Fibra Uno Administracion SA de CV	342,981	260,815
Global Medical REIT, Inc.	7,254	90,167
GLP J-Reit	131	201,169
Goodman Group	52,745	684,177
Healthcare Trust of America, Inc., Class A	2,857	69,425
Healthpeak Properties, Inc.	21,664	584,278
Innovative Industrial Properties, Inc.	401	46,769
Invesco Office J-Reit, Inc.	2,202	273,275
Invincible Investment Corp.	1,141	364,782
Invitation Homes, Inc.	31,846	868,122
JBG SMITH Properties	5,127	119,715
Life Storage, Inc.	5,194	592,895
Link REIT	27,700	211,523
Mapletree Industrial Trust	226,900	505,459
Mapletree Logistics Trust	200,700	287,025
MGM Growth Properties LLC, Class A	23,939	633,187
Mid-America Apartment Communities, Inc.	5,220	608,809
Mitsui Fudosan Logistics Park, Inc.	83	395,141
NETSTREIT Corp.	6,765	118,658
Omega Healthcare Investors, Inc.	8,039	231,604
Orix JREIT, Inc.	207	290,454
Piedmont Office Realty Trust, Inc., Class A	8,234	94,032
Prologis, Inc.	32,172	3,191,462
QTS Realty Trust, Inc., Class A	5,416	333,138
Rexford Industrial Realty, Inc.	12,685	589,345
RLJ Lodging Trust	12,580	102,904
Safestore Holdings plc	14,755	153,644
SBA Communications Corp.	2,763	802,292
Segro plc	38,116	445,560
SL Green Realty Corp.	5,394	230,917
SOSiLA Logistics REIT, Inc.	210	271,120
Stockland	108,547	295,009
STORE Capital Corp.	10,563	271,469
Sun Communities, Inc.	5,101	702,051
UDR, Inc.	12,755	398,466
Urban Edge Properties	18,944	178,074
Ventas, Inc.	14,246	562,290
VICI Properties, Inc.	23,385	536,686
Warehouses De Pauw, CVA	2,909	97,327
Welltower, Inc.	19,560	1,051,741
Weyerhaeuser Co.	33,224	906,683
		22,956,218
Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	300	51,017
Costco Wholesale Corp.	851	304,335
Grocery Outlet Holding Corp.(2)	1,834	80,733
Kobe Bussan Co. Ltd.	2,400	67,157
Koninklijke Ahold Delhaize NV	29,500	810,647

Sprouts Farmers Market, Inc.(2)	2,514	47,892
Sysco Corp.	14,759	816,320
Zur Rose Group AG(2)	447	124,627
		2,302,728
Food Products — 0.5%
Bakkafrost P/F(2)	1,351	77,024
Beyond Meat, Inc.(2)	149	21,222
Conagra Brands, Inc.	21,138	741,732
J.M. Smucker Co. (The)	6,511	730,534
Kellogg Co.	8,189	515,006
Mondelez International, Inc., Class A	12,313	654,067
Orkla ASA	46,219	436,367
Vital Farms, Inc.(2)	1,902	65,733
Whole Earth Brands, Inc.(2)	9,869	80,827
		3,322,512
Gas Utilities — 0.1%
Atmos Energy Corp.	4,800	440,016
Nippon Gas Co. Ltd.	3,500	167,294
Spire, Inc.	6,650	372,666
		979,976
Health Care Equipment and Supplies — 1.3%
Acutus Medical, Inc.(2)	2,415	55,231
Align Technology, Inc.(2)	2,557	1,089,487
Baxter International, Inc.	1,351	104,797
Becton Dickinson and Co.	2,264	523,278
DexCom, Inc.(2)	1,311	418,969
Eargo, Inc.(2)	1,647	57,069
Edwards Lifesciences Corp.(2)	4,851	347,768
Envista Holdings Corp.(2)	25,914	684,648
Globus Medical, Inc., Class A(2)	1,716	89,438
GVS SpA(2)	5,809	81,896
Hill-Rom Holdings, Inc.	2,126	193,615
Hologic, Inc.(2)	4,654	320,288
ICU Medical, Inc.(2)	488	86,762
IDEXX Laboratories, Inc.(2)	1,587	674,189
Inari Medical, Inc.(2)	315	20,853
Inmode Ltd.(2)	2,283	83,466
Masimo Corp.(2)	3,464	775,313
Medtronic plc	4,410	443,514
Menicon Co. Ltd.	1,300	92,058
Nihon Kohden Corp.	1,700	53,112
Olympus Corp.	16,800	321,219
OrthoPediatrics Corp.(2)	1,132	50,487
ResMed, Inc.	632	121,306
Silk Road Medical, Inc.(2)	2,146	130,048
Tandem Diabetes Care, Inc.(2)	962	104,858
Teleflex, Inc.	3,138	998,606
Zimmer Biomet Holdings, Inc.	10,534	1,391,541
		9,313,816
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	2,099	74,829
Alfresa Holdings Corp.	13,000	238,938
Amedisys, Inc.(2)	3,071	795,389
AMN Healthcare Services, Inc.(2)	1,737	113,391
Cardinal Health, Inc.	12,348	565,415

Chartwell Retirement Residences	28,526	204,690
Cigna Corp.	1,417	236,597
CVS Health Corp.	6,737	377,878
Encompass Health Corp.	16,240	995,674
HealthEquity, Inc.(2)	2,345	120,744
Henry Schein, Inc.(2)	7,839	498,404
Humana, Inc.	698	278,698
McKesson Corp.	4,750	700,578
Option Care Health, Inc.(2)	7,498	99,948
Quest Diagnostics, Inc.	6,921	845,331
R1 RCM, Inc.(2)	9,864	176,763
RadNet, Inc.(2)	3,977	57,706
UnitedHealth Group, Inc.	2,329	710,671
Universal Health Services, Inc., Class B	7,904	865,883
		7,957,527
Health Care Technology — 0.4%
Cerner Corp.	9,753	683,588
CompuGroup Medical SE & Co. KgaA	973	83,821
Health Catalyst, Inc.(2)(3)	3,379	116,508
Phreesia, Inc.(2)	1,653	61,112
Teladoc Health, Inc.(2)(3)	2,474	486,042
Veeva Systems, Inc., Class A(2)	4,340	1,172,017
		2,603,088
Hotels, Restaurants and Leisure — 0.5%
Basic-Fit NV(2)(3)	2,468	59,819
Brinker International, Inc.	2,723	118,559
Chipotle Mexican Grill, Inc.(2)	1,064	1,278,375
Churchill Downs, Inc.	1,021	152,282
Las Vegas Sands Corp.	12,125	582,728
Melco International Development Ltd.	13,000	21,078
Planet Fitness, Inc., Class A(2)	1,203	71,302
Sodexo SA	7,064	454,020
Sushiro Global Holdings Ltd.	4,800	130,128
Whitbread plc(2)	8,233	229,173
Wingstop, Inc.	856	99,578
Wyndham Hotels & Resorts, Inc.	2,538	118,042
		3,315,084
Household Durables — 0.3%
Breville Group Ltd.	4,293	79,076
D.R. Horton, Inc.	9,684	646,988
Haseko Corp.	13,900	166,976
Man Wah Holdings Ltd.	69,200	96,421
Mohawk Industries, Inc.(2)	2,279	235,170
Taylor Wimpey plc(2)	194,406	265,865
Token Corp.	1,200	90,410
TopBuild Corp.(2)	957	146,622
		1,727,528
Household Products — 0.3%
Colgate-Palmolive Co.	3,844	303,253
Kimberly-Clark Corp.	1,867	247,546
Procter & Gamble Co. (The)	8,610	1,180,431
Reynolds Consumer Products, Inc.	2,697	76,163
		1,807,393

Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	9,203	165,921
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,827	631,264
Lifco AB, B Shares	1,131	82,752
		714,016
Insurance — 0.7%
Aegon NV	56,644	153,423
Aflac, Inc.	17,112	580,952
AIA Group Ltd.	31,600	298,029
Arthur J. Gallagher & Co.	3,807	394,824
Brown & Brown, Inc.	2,108	91,719
BRP Group, Inc., Class A(2)	5,220	133,110
Chubb Ltd.	9,849	1,279,484
eHealth, Inc.(2)	1,669	112,007
Goosehead Insurance, Inc., Class A	977	119,721
Kinsale Capital Group, Inc.	557	104,421
Lemonade, Inc.(2)(3)	958	48,178
Marsh & McLennan Cos., Inc.	2,006	207,541
Muenchener Rueckversicherungs-Gesellschaft AG	1,119	261,876
Palomar Holdings, Inc.(2)	584	52,075
Progressive Corp. (The)	1,893	173,967
Prudential Financial, Inc.	1,820	116,516
Reinsurance Group of America, Inc.	4,865	491,462
SelectQuote, Inc.(2)	21,127	363,807
Travelers Cos., Inc. (The)	1,008	121,676
		5,104,788
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A(2)	1,180	1,907,010
Baidu, Inc., ADR(2)	3,818	507,985
carsales.com Ltd.	3,565	52,272
EverQuote, Inc., Class A(2)	1,954	65,439
Facebook, Inc., Class A(2)	4,141	1,089,539
Kakaku.com, Inc.	3,000	79,757
Match Group, Inc.(2)	7,193	839,999
QuinStreet, Inc.(2)	4,946	79,161
Tencent Holdings Ltd.	8,000	613,651
		5,234,813
Internet and Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd., ADR(2)	2,209	673,060
Amazon.com, Inc.(2)	830	2,520,005
ASKUL Corp.	2,500	95,607
ASOS plc(2)	6,360	363,040
BHG Group AB(2)	8,032	125,330
boohoo Group plc(2)	14,246	49,935
Chewy, Inc., Class A(2)(3)	6,079	374,466
Expedia Group, Inc.	3,248	305,799
HelloFresh SE(2)	970	51,936
Mercari, Inc.(2)	1,600	67,638
Redbubble Ltd.(2)(3)	14,250	43,427
Wayfair, Inc., Class A(2)	1,463	362,868
		5,033,111
IT Services — 1.2%
Accenture plc, Class A	2,548	552,687
Adyen NV(2)	268	452,242

Atos SE(2)	2,381	162,779
BASE, Inc.(2)	900	96,115
Capgemini SE	3,004	347,442
Capita plc(2)	163,737	52,430
Edenred	6,714	313,508
Endava plc, ADR(2)	1,247	79,683
Euronet Worldwide, Inc.(2)	2,060	183,010
GDS Holdings Ltd., ADR(2)	10,763	904,522
Globant SA(2)	554	100,058
GMO Payment Gateway, Inc.	400	48,707
Hennge KK(2)	900	64,479
I3 Verticals, Inc., Class A(2)	5,180	106,863
Mastercard, Inc., Class A	2,266	654,058
NEXTDC Ltd.(2)	17,957	160,689
Nihon Unisys Ltd.	1,600	47,343
Nuvei Corp.(2)	3,453	128,313
PayPal Holdings, Inc.(2)	4,374	814,133
Repay Holdings Corp.(2)	6,554	147,662
SHIFT, Inc.(2)	800	101,307
Square, Inc., Class A(2)	6,760	1,046,989
Twilio, Inc., Class A(2)	4,248	1,185,065
Visa, Inc., Class A	3,951	717,936
		8,468,020
Leisure Products — 0.2%
BRP, Inc.	1,710	92,360
Brunswick Corp.	1,818	115,825
Callaway Golf Co.	4,437	68,729
Games Workshop Group plc	1,236	166,604
MIPS AB	1,124	48,417
Peloton Interactive, Inc., Class A(2)	4,672	514,901
Polaris, Inc.	1,709	155,280
		1,162,116
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	4,349	443,989
Gerresheimer AG	653	65,663
Lonza Group AG	681	411,871
Mettler-Toledo International, Inc.(2)	1,006	1,003,898
NeoGenomics, Inc.(2)	3,341	131,067
PRA Health Sciences, Inc.(2)	1,177	114,687
Repligen Corp.(2)	2,565	427,252
Tecan Group AG	264	125,293
Thermo Fisher Scientific, Inc.	1,522	720,089
		3,443,809
Machinery — 0.9%
Cummins, Inc.	3,882	853,613
Evoqua Water Technologies Corp.(2)	6,014	137,901
Graco, Inc.	10,265	635,403
Harmonic Drive Systems, Inc.	900	59,312
IMI plc	35,375	475,262
Japan Steel Works Ltd. (The)	1,200	25,683
Knorr-Bremse AG	2,937	339,988
Kornit Digital Ltd.(2)	1,779	119,762
Lincoln Electric Holdings, Inc.	2,101	213,924
Metso Outotec Oyj	21,231	149,560
Nabtesco Corp.	3,200	120,076

Navistar International Corp.(2)	2,895	124,803
Oshkosh Corp.	5,827	392,507
PACCAR, Inc.	6,738	575,290
Parker-Hannifin Corp.	6,016	1,253,494
Pentair plc	3,007	149,628
Techtronic Industries Co. Ltd.	35,000	470,784
Weir Group plc (The)(2)	4,969	92,382
		6,189,372
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA	19,516	51,153
Comcast Corp., Class A	9,007	380,456
Fox Corp., Class B	20,223	528,629
Future plc	4,185	107,611
Nippon Television Holdings, Inc.	22,800	241,258
Publicis Groupe SA	9,035	314,736
Stroeer SE & Co. KGaA(2)	1,193	86,244
TV Asahi Holdings Corp.	6,780	102,630
WPP plc	42,311	338,787
		2,151,504
Metals and Mining†
OZ Minerals Ltd.	2,956	30,924
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	12,300	171,831
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,045	85,583
PennyMac Mortgage Investment Trust	13,510	202,245
		459,659
Multi-Utilities — 0.1%
Ameren Corp.	3,507	284,488
NorthWestern Corp.	12,316	642,033
		926,521
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	3,820	345,022
Magazine Luiza SA	88,572	378,649
Pan Pacific International Holdings Corp.	12,100	258,400
Ryohin Keikaku Co. Ltd.	3,600	75,454
Seria Co. Ltd.	2,900	112,179
Target Corp.	1,532	233,201
		1,402,905
Oil, Gas and Consumable Fuels — 0.5%
Cimarex Energy Co.	7,728	196,059
CNOOC Ltd.	421,000	384,612
CNOOC Ltd., ADR	391	36,019
ConocoPhillips	27,838	796,724
Eni SpA	39,459	277,697
Gazprom PJSC, ADR	50,033	191,806
Gazprom PJSC	27,588	53,864
Gibson Energy, Inc.	3,313	48,789
Neste Oyj	7,825	408,722
PetroChina Co. Ltd., H Shares	928,000	263,155
Phillips 66	3,061	142,826
Saras SpA(2)	197,490	101,137
Surgutneftegas PJSC, Preference Shares	992,628	453,057
TOTAL SE	13,544	410,151
		3,764,618

Paper and Forest Products — 0.1%
Mondi plc	31,009	588,201
West Fraser Timber Co. Ltd.	2,608	120,955
		709,156
Personal Products — 0.2%
elf Beauty, Inc.(2)	2,687	54,465
Estee Lauder Cos., Inc. (The), Class A	945	207,579
Jamieson Wellness, Inc.	2,538	73,418
Ontex Group NV(2)	9,095	100,395
Shiseido Co. Ltd.	11,500	711,900
		1,147,757
Pharmaceuticals — 0.8%
ALK-Abello A/S(2)	295	98,631
AstraZeneca plc	3,983	400,917
Axsome Therapeutics, Inc.(2)	1,029	68,233
Bristol-Myers Squibb Co.	9,379	548,203
GlaxoSmithKline plc	42,042	701,437
Harmony Biosciences Holdings, Inc.(2)(3)	925	35,983
Horizon Therapeutics plc(2)	9,122	683,511
Jazz Pharmaceuticals plc(2)	2,599	374,516
Laboratorios Farmaceuticos Rovi SA(2)	724	25,812
Merck & Co., Inc.	8,578	645,151
Novo Nordisk A/S, B Shares	10,264	656,401
Optinose, Inc.(2)(3)	2,281	7,299
Reata Pharmaceuticals, Inc., Class A(2)	257	29,995
Sanofi	1,378	124,570
Sanofi, ADR	13,852	627,496
Takeda Pharmaceutical Co. Ltd.	12,200	377,556
Zoetis, Inc.	2,087	330,894
		5,736,605
Professional Services — 0.4%
ASGN, Inc.(2)	1,097	73,148
CoStar Group, Inc.(2)	582	479,341
IHS Markit Ltd.	5,738	464,032
IR Japan Holdings Ltd.	700	77,742
Korn Ferry	2,160	65,210
Randstad NV(2)	2,688	134,367
Recruit Holdings Co. Ltd.	13,700	523,292
Teleperformance	1,393	419,116
UT Group Co. Ltd.(2)	2,900	90,412
Verisk Analytics, Inc.	4,128	734,660
		3,061,320
Real Estate Management and Development — 0.3%
Altus Group Ltd.	1,387	56,748
Colliers International Group, Inc.	1,504	106,521
ESR Cayman Ltd.(2)	86,000	259,912
Fastighets AB Balder, B Shares(2)	2,119	99,882
FirstService Corp.	2,094	280,787
Open House Co. Ltd.	15,900	540,368
Redfin Corp.(2)	2,893	120,841
Samhallsbyggnadsbolaget i Norden AB(3)	108,219	298,482
Shurgard Self Storage SA	2,947	125,637
Tricon Residential, Inc.	21,546	176,922
VGP NV	1,589	206,906
		2,273,006

Road and Rail — 0.3%
Heartland Express, Inc.	23,020	421,496
J.B. Hunt Transport Services, Inc.	3,653	444,716
Norfolk Southern Corp.	3,774	789,219
Sixt SE(2)	857	64,906
TFI International, Inc.	2,878	128,142
Union Pacific Corp.	3,033	537,417
		2,385,896
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(2)	9,603	723,010
Allegro MicroSystems, Inc.(2)	1,669	30,543
Applied Materials, Inc.	15,505	918,361
ASM International NV	590	84,429
ASML Holding NV	1,051	382,096
Broadcom, Inc.	1,072	374,803
Entegris, Inc.	679	50,769
Infineon Technologies AG	17,366	486,319
Inphi Corp.(2)	223	31,167
Marvell Technology Group Ltd.	19,983	749,562
Maxim Integrated Products, Inc.	4,688	326,519
Microchip Technology, Inc.	1,779	186,937
MKS Instruments, Inc.	604	65,468
Nova Measuring Instruments Ltd.(2)(3)	1,937	107,755
NVIDIA Corp.	1,901	953,085
PDF Solutions, Inc.(2)	3,501	65,609
Power Integrations, Inc.	2,195	132,161
Semtech Corp.(2)	2,639	144,855
SiTime Corp.(2)	774	64,621
Skyworks Solutions, Inc.	7,421	1,048,513
SOITEC(2)	978	139,020
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	573,496
Teradyne, Inc.	8,766	770,093
Texas Instruments, Inc.	2,959	427,842
Xilinx, Inc.	11,612	1,378,228
		10,215,261
Software — 2.2%
Adobe, Inc.(2)	1,122	501,646
Atlassian Corp. plc, Class A(2)	2,327	445,900
Avast plc	9,755	60,009
Cadence Design Systems, Inc.(2)	14,820	1,620,863
Coupa Software, Inc.(2)	1,863	498,725
Dassault Systemes SE	1,714	293,018
Descartes Systems Group, Inc. (The)(2)	1,651	88,529
DocuSign, Inc.(2)	3,431	693,920
Envestnet, Inc.(2)	7,604	583,531
Everbridge, Inc.(2)	932	97,571
Five9, Inc.(2)	1,066	161,733
HubSpot, Inc.(2)	2,697	782,319
Kinaxis, Inc.(2)	405	61,825
LINK Mobility Group Holding ASA(2)	12,125	64,774
Manhattan Associates, Inc.(2)	11,275	964,012
Microsoft Corp.	17,896	3,623,403
Model N, Inc.(2)	3,597	126,722
nCino, Inc.(2)	1,734	122,282
Netcompany Group A/S(2)	1,542	128,435

Open Text Corp.	6,058	222,510
Palo Alto Networks, Inc.(2)	3,885	859,323
Paylocity Holding Corp.(2)	561	104,077
Rakus Co. Ltd.	4,200	82,157
Rapid7, Inc.(2)	1,309	81,066
RealPage, Inc.(2)	1,746	97,235
RingCentral, Inc., Class A(2)	2,704	698,551
SailPoint Technologies Holdings, Inc.(2)	3,079	127,809
salesforce.com, Inc.(2)	2,093	486,141
Sinch AB(2)	988	94,217
Slack Technologies, Inc., Class A(2)	25,355	648,581
Splunk, Inc.(2)	5,539	1,096,944
TeamViewer AG(2)	1,174	51,868
Vertex, Inc., Class A(2)	732	17,744
		15,587,440
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	5,033	741,260
Bilia AB, A Shares(2)	9,620	128,576
Burlington Stores, Inc.(2)	3,794	734,443
Five Below, Inc.(2)	3,688	491,758
Home Depot, Inc. (The)	3,979	1,061,239
JD Sports Fashion plc	10,083	96,615
Kingfisher plc(2)	111,429	414,653
Leslie's, Inc.(2)	917	20,146
Lithia Motors, Inc., Class A	2,922	670,804
National Vision Holdings, Inc.(2)	3,647	147,083
TJX Cos., Inc. (The)	9,254	470,103
Vroom, Inc.(2)	1,692	69,541
		5,046,221
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	29,287	3,188,183
HP, Inc.	31,417	564,249
		3,752,432
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	18,000	198,200
Crocs, Inc.(2)	3,253	170,229
lululemon athletica, Inc.(2)	2,505	799,821
LVMH Moet Hennessy Louis Vuitton SE	814	382,157
NIKE, Inc., Class B	6,082	730,327
Pandora A/S	817	64,778
Puma SE(2)	3,945	345,942
VF Corp.	3,577	240,374
		2,931,828
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	26,094	299,559
NMI Holdings, Inc., Class A(2)	7,828	168,224
		467,783
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	7,768	86,000
Applied Industrial Technologies, Inc.	1,963	119,841
Beijer Ref AB	2,093	57,816
Diploma plc	3,829	110,467
Electrocomponents plc	14,876	131,065
Howden Joinery Group plc(2)	8,118	67,020
IMCD NV	657	76,141

MonotaRO Co. Ltd.	7,100	396,403
MSC Industrial Direct Co., Inc., Class A	10,360	721,678
Seven Group Holdings Ltd.(3)	11,280	154,861
W.W. Grainger, Inc.	1,196	418,624
Yamazen Corp.	7,100	69,716
		2,409,632
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	18,000	109,540
Rogers Communications, Inc., Class B	11,674	474,215
		583,755
TOTAL COMMON STOCKS (Cost $175,495,649)		227,433,031
U.S. TREASURY SECURITIES — 8.0%
U.S. Treasury Bonds, 1.125%, 5/15/40	4,100,000	3,896,922
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	321,924
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	57,619
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	1,350,000	1,780,207
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	129,543
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	64,953
U.S. Treasury Bonds, 1.375%, 8/15/50	500,000	466,172
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(4)	2,551,076	2,937,621
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,506,063	1,759,211
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	257,784	314,994
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,602,941	3,361,198
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	432,936	652,240
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	759,218	935,763
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	350,477	422,542
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,282,595	1,788,955
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,346,660	1,675,652
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	430,716	558,775
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	4,177,500	4,417,158
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,091,860	3,264,849
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	1,861,674	1,968,411
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,312,716	1,436,498
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,741,146	4,028,345
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	360,297	415,124
U.S. Treasury Notes, 2.00%, 12/31/21(4)	200,000	204,312
U.S. Treasury Notes, 0.25%, 6/15/23	6,850,000	6,862,309
U.S. Treasury Notes, 0.25%, 5/31/25	7,100,000	7,070,879
U.S. Treasury Notes, 0.50%, 5/31/27	1,500,000	1,490,039
U.S. Treasury Notes, 0.50%, 6/30/27	2,000,000	1,985,469
U.S. Treasury Notes, 2.25%, 8/15/27(4)	200,000	221,766
U.S. Treasury Notes, 0.625%, 5/15/30	1,700,000	1,664,141
TOTAL U.S. TREASURY SECURITIES (Cost $52,445,192)		56,153,591
CORPORATE BONDS — 3.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)	25,000	24,885
Bombardier, Inc., 5.75%, 3/15/22(5)	125,000	118,875
Bombardier, Inc., 6.00%, 10/15/22(5)	30,000	27,319
Howmet Aerospace, Inc., 5.125%, 10/1/24	160,000	168,291
TransDigm, Inc., 6.375%, 6/15/26	50,000	49,954
		389,324
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24	140,000	122,588

Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		110,000	113,988
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	337,409
General Motors Co., 5.15%, 4/1/38		60,000	66,653
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	131,770
			535,832
Banks — 0.4%
Akbank T.A.S., 5.00%, 10/24/22		70,000	68,647
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		143,000	161,210
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	123,806
Banistmo SA, 3.65%, 9/19/22		$150,000	153,195
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	138,477
Bank of America Corp., VRN, 3.42%, 12/20/28		$13,000	14,456
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	63,351
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,408
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	119,410
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	116,977
CIT Group, Inc., 5.00%, 8/1/23		$50,000	53,969
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	155,452
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	134,553
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	117,962
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	76,902
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	118,348
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	200,000	245,805
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	44,021
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	200,000	256,738
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$170,000	175,950
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	97,623
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	32,811
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	109,226
Woori Bank, MTN, 4.75%, 4/30/24		86,000	94,729
			2,792,026
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		130,000	159,573
Biotechnology — 0.1%
AbbVie, Inc., 3.25%, 10/1/22(5)		88,000	91,980
AbbVie, Inc., 3.85%, 6/15/24(5)		100,000	109,664
AbbVie, Inc., 3.60%, 5/14/25		20,000	22,179
AbbVie, Inc., 4.55%, 3/15/35(5)		40,000	48,100
AbbVie, Inc., 4.40%, 11/6/42		80,000	94,478
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	259,569
			625,970
Capital Markets — 0.1%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	134,130
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	67,698
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$195,000	216,028
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		57,000	59,149
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		150,000	160,335
SURA Asset Management SA, 4.375%, 4/11/27		55,000	61,493
			698,833
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23		95,000	97,256
Equate Petrochemical BV, 4.25%, 11/3/26(5)		46,000	49,331

Olin Corp., 5.125%, 9/15/27	70,000	71,138
Tronox Finance plc, 5.75%, 10/1/25(5)	30,000	30,000
		247,725
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/1/31	70,000	96,773
Capital One Financial Corp., 3.80%, 1/31/28	180,000	202,403
Navient Corp., 5.50%, 1/25/23	220,000	220,138
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(5)	48,000	49,455
		568,769
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25	35,000	39,651
Berry Global, Inc., 5.125%, 7/15/23	25,000	25,338
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)	40,000	40,074
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(5)	40,000	42,160
Sealed Air Corp., 5.125%, 12/1/24(5)	105,000	114,909
		262,132
Diversified Financial Services — 0.1%
Fiore Capital LLC, VRDN, 0.32%, 11/6/20 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	77,475
		527,475
Diversified Telecommunication Services — 0.1%
Altice France SA, 7.375%, 5/1/26(5)	140,000	146,272
AT&T, Inc., 4.10%, 2/15/28	30,000	34,417
AT&T, Inc., 3.55%, 9/15/55(5)	60,000	57,003
CenturyLink, Inc., 5.80%, 3/15/22	90,000	93,769
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	107,533
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)	86,000	95,837
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,142
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)	115,000	111,408
Verizon Communications, Inc., 4.40%, 11/1/34	210,000	259,255
		915,636
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	55,212
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	45,944
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	46,188
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	48,894
Exelon Corp., 4.45%, 4/15/46	20,000	24,237
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,734
Greenko Investment Co., 4.875%, 8/16/23(5)	57,000	57,353
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)	57,000	65,265
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	75,542
NRG Energy, Inc., 7.25%, 5/15/26	75,000	79,387
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	22,225
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	56,741
		598,722
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24	105,000	68,316
Entertainment†
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	47,816
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27	90,000	98,157
Essex Portfolio LP, 3.25%, 5/1/23	20,000	21,048
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	75,129
Iron Mountain, Inc., 4.875%, 9/15/27(5)	100,000	102,040
Kilroy Realty LP, 3.80%, 1/15/23	60,000	62,440

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	94,912
			453,726
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		30,000	33,784
Walmart, Inc., 2.55%, 4/11/23		4,000	4,195
			37,979
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	82,480
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		80,000	82,440
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		90,000	93,150
MHP SE, 7.75%, 5/10/24(5)		71,000	74,358
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		40,000	41,611
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		280,000	287,000
Post Holdings, Inc., 5.00%, 8/15/26(5)		200,000	207,747
			868,786
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		114,000	125,115
Health Care Providers and Services — 0.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		70,000	70,438
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		100,000	99,250
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(5)		55,000	42,419
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		17,000	16,788
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		42,000	21,604
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(5)		150,000	125,797
CVS Health Corp., 4.30%, 3/25/28		120,000	139,153
CVS Health Corp., 4.78%, 3/25/38		40,000	48,221
HCA, Inc., 4.50%, 2/15/27		70,000	79,232
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		45,000	27,932
Tenet Healthcare Corp., 6.75%, 6/15/23		50,000	52,777
Tenet Healthcare Corp., 5.125%, 5/1/25		150,000	148,642
UnitedHealth Group, Inc., 3.75%, 7/15/25		80,000	90,888
UnitedHealth Group, Inc., 4.75%, 7/15/45		50,000	67,647
			1,030,788
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(5)		67,000	68,698
Boyd Gaming Corp., 6.375%, 4/1/26		75,000	77,923
Golden Nugget, Inc., 6.75%, 10/15/24(5)		140,000	118,723
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		90,000	91,161
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(5)		45,000	46,584
McDonald's Corp., MTN, 4.70%, 12/9/35		20,000	25,549
MGM Resorts International, 6.00%, 3/15/23		135,000	140,231
MGM Resorts International, 4.625%, 9/1/26		39,000	38,403
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		175,000	179,209
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		235,000	225,453
Yum! Brands, Inc., 3.75%, 11/1/21		50,000	50,681
			1,062,615
Household Durables — 0.1%
Meritage Homes Corp., 5.125%, 6/6/27		190,000	210,626
PulteGroup, Inc., 5.50%, 3/1/26		100,000	115,688
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	54,769
			381,083
Household Products†
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,200
Insurance — 0.1%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	128,896

American International Group, Inc., 4.50%, 7/16/44		$40,000	47,957
AXA SA, 7.125%, 12/15/20	GBP	20,000	26,110
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	35,001
Markel Corp., 4.90%, 7/1/22		70,000	74,887
WR Berkley Corp., 4.625%, 3/15/22		40,000	42,183
			355,034
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		86,000	94,563
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	210,529
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	99,619
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(5)		150,000	155,686
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		60,000	63,080
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		70,000	80,685
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		50,000	67,219
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		100,000	113,816
CSC Holdings LLC, 5.875%, 9/15/22		125,000	132,109
CSC Holdings LLC, 5.50%, 5/15/26(5)		50,000	52,000
DISH DBS Corp., 6.75%, 6/1/21		100,000	102,025
DISH DBS Corp., 5.00%, 3/15/23		130,000	130,650
Gray Television, Inc., 5.875%, 7/15/26(5)		175,000	182,475
Sinclair Television Group, Inc., 5.625%, 8/1/24(5)		120,000	119,982
TEGNA, Inc., 5.50%, 9/15/24(5)		54,000	55,097
Videotron Ltd., 5.00%, 7/15/22		75,000	78,897
Ziggo BV, 5.50%, 1/15/27(5)		150,000	155,902
			1,489,623
Metals and Mining — 0.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		75,000	77,484
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		220,000	212,988
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	50,326
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		140,000	139,213
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	246,578
Nexa Resources SA, 5.375%, 5/4/27		128,000	135,008
Teck Resources Ltd., 6.25%, 7/15/41		40,000	45,656
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		121,000	71,121
			978,374
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		114,000	120,740
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		86,000	90,953
Dominion Energy, Inc., 4.90%, 8/1/41		30,000	38,108
NiSource, Inc., 5.65%, 2/1/45		40,000	55,840
Sempra Energy, 2.875%, 10/1/22		70,000	72,549
Sempra Energy, 3.25%, 6/15/27		50,000	54,031
Sempra Energy, 4.00%, 2/1/48		30,000	33,782
			466,003
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 5.625%, 6/1/23		35,000	29,444
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		90,000	101,944
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		190,000	213,010
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	81,338
Ecopetrol SA, 5.875%, 5/28/45		185,000	202,011
Energy Transfer Operating LP, 3.60%, 2/1/23		12,000	12,367
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	147,901

Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)	79,000	83,964
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)	79,000	110,956
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(5)	40,000	37,121
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	112,060
MEG Energy Corp., 7.00%, 3/31/24(5)	60,000	57,150
MEG Energy Corp., 6.50%, 1/15/25(5)	62,000	60,343
MPLX LP, 4.875%, 6/1/25	140,000	158,174
MPLX LP, 4.50%, 4/15/38	20,000	20,262
MPLX LP, 5.20%, 3/1/47	10,000	10,508
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,092
Ovintiv, Inc., 6.50%, 2/1/38	30,000	27,403
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(5)	160,000	163,900
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,260
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,424
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	74,491
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	43,845
QEP Resources, Inc., 5.375%, 10/1/22	150,000	132,281
SM Energy Co., 5.00%, 1/15/24	70,000	35,175
Southwestern Energy Co., 6.45%, 1/23/25	150,000	150,562
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	150,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	94,528
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	143,464
		2,544,353
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	48,684
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 5.50%, 3/1/23(5)	47,000	47,029
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)	120,000	123,480
Bristol-Myers Squibb Co., 3.25%, 8/15/22	50,000	52,585
Bristol-Myers Squibb Co., 3.625%, 5/15/24	150,000	164,578
		387,672
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	39,442
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	15,075
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	97,588
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	53,250
		205,355
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50	50,000	56,683
PetSmart, Inc., 5.875%, 6/1/25(5)	60,000	61,013
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	111,547
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	137,517
		366,760
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)	195,000	202,270
Western Digital Corp., 4.75%, 2/15/26	80,000	86,264
		288,534
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(5)	90,000	93,908
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)	100,000	98,282
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	104,650
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	130,000	137,215

Millicom International Cellular SA, 5.125%, 1/15/28(5)		143,000	150,365
Sprint Corp., 7.25%, 9/15/21		80,000	83,426
Sprint Corp., 7.875%, 9/15/23		70,000	80,019
Sprint Corp., 7.125%, 6/15/24		315,000	362,710
T-Mobile USA, Inc., 6.50%, 1/15/26		100,000	104,325
			918,060
TOTAL CORPORATE BONDS (Cost $20,719,890)			21,426,020
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	233,751
Australia Government Bond, 3.00%, 3/21/47	AUD	420,000	375,747
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	89,818
			699,316
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	69,000	87,330
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	41,000	51,858
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	29,000	58,125
			197,313
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	27,000	57,530
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	138,971
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	165,688
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	173,376
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	125,167
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	19,296
			622,498
China — 0.1%
China Government Bond, 3.25%, 6/6/26	CNY	400,000	60,204
China Government Bond, 3.29%, 5/23/29	CNY	300,000	45,026
China Government Bond, 3.39%, 3/16/50	CNY	5,090,000	697,251
			802,481
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	102,506
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	28,393
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	41,330
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	18,711
			60,041
Finland — 0.2%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	58,000	82,767
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,000,000	1,222,655
			1,305,422
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	152,452
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	98,152
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	43,456
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	284,324
			327,780

Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	773,361
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	371,148
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	249,619
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,429,262
			2,823,390
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	65,466
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	111,331
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	223,125
			334,456
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$200,000	202,980
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(5)(6)	EUR	65,000	76,394
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	100,000	124,718
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	27,000	56,529
			257,641
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	85,000	9,311
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	510,000	57,595
			66,906
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	95,628
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	60,720
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	71,669
			132,389
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	18,948
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	69,341
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	178,444
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,751
			183,195
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	39,800
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	117,818
			157,618
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	184,750
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	35,925
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,266,165)			9,082,517
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(5)(7)		325,000	325,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(5)		400,000	399,445
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.83%, (3-month LIBOR plus 1.55%), 5/15/30(5)		300,000	295,379
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(5)		375,000	367,947
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(5)		600,000	591,499
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(5)		200,000	193,762
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(5)		325,000	319,698

CBAM Ltd., Series 2019-10A, Class A1A, VRN, 1.64%, (3-month LIBOR plus 1.42%), 4/20/32(5)	300,000	299,447
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.37%, (3-month LIBOR plus 1.15%), 10/20/27(5)	250,000	248,702
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(5)	250,000	248,688
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.65%), 5/15/32(5)	275,000	277,620
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	200,000	199,085
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 3.03%, (3-month LIBOR plus 2.75%), 7/24/31(5)	375,000	379,604
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(5)(7)	250,000	250,000
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(5)	400,000	396,427
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(5)	400,000	397,570
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/15/34(5)(7)	250,000	250,000
KKR CLO Ltd., Series 2018, Class A, VRN, 1.49%, (3-month LIBOR plus 1.27%), 7/18/30(5)	350,000	348,789
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(5)	200,000	194,966
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(5)	250,000	251,367
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	300,000	296,207
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(5)	250,000	243,947
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(5)	150,000	151,084
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.70%), 10/19/32(5)(7)	250,000	246,875
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(5)	500,000	501,940
Reese Park CLO, Ltd., Series 2020-1A, Class C, VRN, 2.67%, (3-month LIBOR plus 2.45%), 10/15/32(5)(7)	250,000	250,000
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(5)	150,000	149,266
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 1.97%, (3-month LIBOR plus 1.75%), 4/18/31(5)	25,000	24,668
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	505,569
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,613,539)		8,604,551
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.87%), 7/1/36	16,414	17,363
FHLMC, VRN, 2.41%, (1-year H15T1Y plus 2.14%), 10/1/36	22,286	23,464
FHLMC, VRN, 3.46%, (1-year H15T1Y plus 2.26%), 4/1/37	27,777	29,356
FHLMC, VRN, 2.78%, (12-month LIBOR plus 1.76%), 9/1/40	9,886	10,313
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	8,337	8,790
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.86%), 7/1/41	21,094	22,229
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	6,318	6,483
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	113	113
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	2,649	2,670
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	22,230	23,092
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	31,904	33,139
FNMA, VRN, 1.95%, (6-month LIBOR plus 1.54%), 9/1/35	7,841	8,152
FNMA, VRN, 2.99%, (1-year H15T1Y plus 2.16%), 3/1/38	25,642	27,030
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	4,705	4,912
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.85%), 3/1/40	6,743	7,081
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.77%), 10/1/40	9,860	10,227
		234,414
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.0%
FHLMC, 7.00%, 8/1/29	369	413
FHLMC, 8.00%, 7/1/30	2,838	3,449
FHLMC, 5.50%, 12/1/33	21,108	24,416
FHLMC, 6.00%, 11/1/38	111,097	129,516
FNMA, 7.00%, 6/1/26	147	164

FNMA, 7.00%, 1/1/29	2,978	3,201
FNMA, 6.50%, 4/1/29	4,486	5,071
FNMA, 6.50%, 8/1/29	2,133	2,436
FNMA, 6.50%, 12/1/29	6,396	7,144
FNMA, 7.00%, 3/1/30	1,493	1,666
FNMA, 7.50%, 9/1/30	937	1,100
FNMA, 5.00%, 7/1/31	2,705	3,048
FNMA, 7.00%, 9/1/31	3,776	4,021
FNMA, 6.50%, 1/1/32	1,626	1,862
FNMA, 6.50%, 8/1/32	2,495	2,847
FNMA, 6.50%, 11/1/32	25,579	29,572
FNMA, 5.50%, 6/1/33	8,939	10,507
FNMA, 5.50%, 8/1/33	15,964	18,792
FNMA, 5.00%, 11/1/33	98,412	113,396
FNMA, 3.50%, 3/1/34	55,943	59,825
FNMA, 5.00%, 2/1/36	71,860	82,900
FNMA, 5.50%, 1/1/37	52,603	61,486
FNMA, 6.50%, 8/1/37	15,600	18,063
FNMA, 5.00%, 4/1/40	178,086	205,591
FNMA, 6.50%, 8/1/47	5,652	6,108
FNMA, 6.50%, 9/1/47	11,403	12,288
FNMA, 6.50%, 9/1/47	550	593
FNMA, 6.50%, 9/1/47	6,018	6,487
GNMA, 7.50%, 10/15/25	739	751
GNMA, 6.00%, 3/15/26	2,333	2,596
GNMA, 7.00%, 12/15/27	2,324	2,333
GNMA, 7.00%, 5/15/31	6,832	8,121
GNMA, 5.50%, 11/15/32	13,189	15,292
GNMA, 6.50%, 10/15/38	179,341	206,769
GNMA, 4.50%, 5/20/41	149,871	166,886
GNMA, 4.50%, 6/15/41	200,084	226,288
GNMA, 3.50%, 4/20/45	42,774	45,781
GNMA, 2.50%, 2/20/47	25,969	27,442
UMBS, 2.00%, TBA	2,000,000	2,062,109
UMBS, 2.50%, TBA	3,350,000	3,490,674
		7,071,004
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,163,405)		7,305,418
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	7,427	7,761
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.21%, 3/25/35	13,774	14,013
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	46,911	45,980
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.12%, 11/25/34	16,233	15,975
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.37%, 8/25/34	39,597	39,466
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(5)	150,000	143,587
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(5)	40,512	40,746
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.41%, 10/25/34	33,106	33,249
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.82%, 6/25/34	15,852	15,529
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	32,288	31,205
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.29%, 1/25/35	30,235	30,222
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	31,617	31,950
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 11/21/34	63,716	64,813
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.91%, 11/25/35	31,675	30,905

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.79%, 2/25/35	21,702	22,395
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.79%, 2/25/35	8,681	8,987
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	107,619	108,240
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	39,132	39,993
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	19,455	19,563
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	16,067	16,752
		761,331
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	186,376	171,679
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	168,959	160,328
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	580,000	594,638
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	321,305	338,230
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.35%), 3/25/29	5,779	5,782
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	732,964	760,926
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	149,585	132,339
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	331,486	325,578
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	382,279	390,666
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	125,376	133,330
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	69,509	73,855
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	68,672	69,464
FNMA, Series 2017-C06, Class 2M2, VRN, 2.95%, (1-month LIBOR plus 2.80%), 2/25/30	62,396	62,525
FNMA, Series 2017-C07, Class 1M2, VRN, 2.55%, (1-month LIBOR plus 2.40%), 5/25/30	460,181	455,321
		3,674,661
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,275,858)		4,435,992
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	152,994
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	17,822
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	12,006
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	800,000	824,088
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	65,624
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	47,872
New York City GO, 6.27%, 12/1/37	5,000	7,348
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	96,640
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	45,721
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	119,535
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	197,140
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,830
State of California GO, 0.18%, 1/11/21	150,000	149,991
State of California GO, 4.60%, 4/1/38	30,000	35,247
State of California GO, 7.55%, 4/1/39	20,000	34,400
State of California GO, 7.30%, 10/1/39	25,000	40,447
State of California GO, 7.60%, 11/1/40	40,000	70,931
State of New York Mortgage Agency Rev., VRDN, 0.14%, 11/1/20 (SBBPA: Barclays Bank plc)	680,000	680,000
State of Texas Rev., 4.00%, 8/26/21	1,180,000	1,216,273
State of Washington GO, 5.14%, 8/1/40	20,000	28,614
TOTAL MUNICIPAL SECURITIES (Cost $3,588,564)		3,856,523
ASSET-BACKED SECURITIES — 0.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	70,852	72,012
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(5)	300,000	302,914
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	900,000	900,519
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(5)	346,527	347,498
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(5)	29,243	29,312
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	23,934	24,041

MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	80,837	82,458
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	100,000	101,068
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	213,892	220,723
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(5)	147,347	152,426
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	303,129	323,932
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	46,207	44,068
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	37,006	30,496
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	293,290	295,156
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(5)	95,522	97,041
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	234,624	242,820
TOTAL ASSET-BACKED SECURITIES (Cost $3,206,695)		3,266,484
COMMERCIAL PAPER(8) — 0.4%
Crown Point Capital Co. LLC, 0.27%, 11/5/20 (LOC: Credit Suisse AG)(5)	500,000	499,991
LMA-Americas LLC, 0.19%, 1/26/21(5)	1,250,000	1,249,410
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(5)	1,100,000	1,098,735
TOTAL COMMERCIAL PAPER (Cost $2,848,336)		2,848,136
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE Value ETF	1,000	38,840
iShares Russell Mid-Cap Value ETF	8,044	656,390
SPDR S&P 500 ETF Trust	1,594	520,505
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,094,050)		1,215,735
PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	345,737
Insurance†
Assicurazioni Generali SpA, MTN, 4.60%	100,000	123,601
Intesa Sanpaolo Vita SpA, 4.75%	100,000	121,274
		244,875
TOTAL PREFERRED STOCKS (Cost $569,840)		590,612
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Logistics Trust(2) (Cost $—)	2,259	2
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,859,824)	16,859,824	16,859,824
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,203,262)	1,203,262	1,203,262
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $638,436,008)		714,301,511
OTHER ASSETS AND LIABILITIES — (1.4)%		(10,143,510)
TOTAL NET ASSETS — 100.0%		$704,158,001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	734,099	AUD	1,001,338	UBS AG	12/16/20	$30,095
BRL	1,861,768	USD	355,557	Goldman Sachs & Co.	12/16/20	(31,660)
CAD	220,022	USD	167,269	Morgan Stanley	12/16/20	(2,088)
CAD	270,425	USD	202,947	Morgan Stanley	12/16/20	74

CAD	26,270	USD	20,005	Morgan Stanley	12/31/20	(281)
CAD	22,884	USD	17,411	Morgan Stanley	12/31/20	(229)
CAD	13,130	USD	9,982	Morgan Stanley	12/31/20	(123)
CAD	17,960	USD	13,660	Morgan Stanley	12/31/20	(174)
CAD	15,083	USD	11,297	Morgan Stanley	12/31/20	28
CAD	13,058	USD	9,780	Morgan Stanley	12/31/20	24
CAD	98,583	USD	74,071	Morgan Stanley	12/31/20	(50)
USD	86,853	CAD	114,532	Morgan Stanley	12/16/20	868
USD	468,102	CAD	616,423	Morgan Stanley	12/16/20	5,325
USD	82,370	CAD	109,306	Morgan Stanley	12/16/20	309
USD	394,842	CAD	526,305	Morgan Stanley	12/31/20	(330)
USD	421,002	CAD	561,175	Morgan Stanley	12/31/20	(352)
USD	10,481	CAD	14,026	Morgan Stanley	12/31/20	(50)
USD	13,821	CAD	18,483	Morgan Stanley	12/31/20	(58)
USD	9,380	CAD	12,464	Morgan Stanley	12/31/20	22
USD	11,436	CAD	15,158	Morgan Stanley	12/31/20	54
USD	13,133	CAD	17,381	Morgan Stanley	12/31/20	83
USD	11,463	CAD	15,146	Morgan Stanley	12/31/20	91
USD	24,031	CAD	31,612	Morgan Stanley	12/31/20	295
USD	36,727	CAD	48,989	Morgan Stanley	12/31/20	(56)
USD	190,689	CHF	172,448	Morgan Stanley	12/16/20	2,367
USD	465,291	CLP	354,574,982	Goldman Sachs & Co.	12/16/20	6,820
USD	821,224	CNY	5,606,253	Goldman Sachs & Co.	12/16/20	(12,991)
COP	801,713,380	USD	207,322	Goldman Sachs & Co.	12/16/20	(582)
USD	461,738	COP	1,705,405,280	Goldman Sachs & Co.	12/16/20	21,962
CZK	3,695,477	USD	159,860	UBS AG	12/16/20	(1,803)
USD	194,307	CZK	4,362,619	UBS AG	12/16/20	7,716
USD	72,368	DKK	452,912	Goldman Sachs & Co.	12/16/20	1,436
EUR	13,534	USD	15,886	Credit Suisse AG	12/31/20	(101)
EUR	8,040	USD	9,548	Credit Suisse AG	12/31/20	(171)
EUR	9,648	USD	11,428	Credit Suisse AG	12/31/20	(175)
EUR	22,369	USD	26,310	Credit Suisse AG	12/31/20	(219)
EUR	31,908	USD	37,551	Credit Suisse AG	12/31/20	(335)
USD	4,403,395	EUR	3,741,393	JPMorgan Chase Bank N.A.	11/18/20	44,540
USD	189,190	EUR	160,460	JPMorgan Chase Bank N.A.	11/18/20	2,249
USD	217,003	EUR	185,843	JPMorgan Chase Bank N.A.	11/18/20	489
USD	323,445	EUR	275,554	Credit Suisse AG	12/31/20	2,054
USD	10,276	EUR	8,755	Credit Suisse AG	12/31/20	65
USD	10,406	EUR	8,799	Credit Suisse AG	12/31/20	143
USD	16,980	EUR	14,428	Credit Suisse AG	12/31/20	153
USD	1,097,674	EUR	935,146	Credit Suisse AG	12/31/20	6,969
USD	27,845	EUR	23,675	Credit Suisse AG	12/31/20	232
USD	30,246	EUR	25,536	Credit Suisse AG	12/31/20	462
GBP	29,803	USD	38,960	JPMorgan Chase Bank N.A.	12/31/20	(331)
GBP	27,751	USD	36,066	JPMorgan Chase Bank N.A.	12/31/20	(97)
GBP	27,192	USD	35,155	JPMorgan Chase Bank N.A.	12/31/20	90
USD	627,129	GBP	486,454	Bank of America N.A.	12/16/20	(3,277)
USD	1,271,478	GBP	998,326	JPMorgan Chase Bank N.A.	12/31/20	(22,486)
USD	46,914	GBP	36,479	JPMorgan Chase Bank N.A.	12/31/20	(368)
USD	52,224	GBP	40,207	JPMorgan Chase Bank N.A.	12/31/20	110
USD	172,956	HUF	53,051,632	UBS AG	12/16/20	4,611
IDR	152,029,649	USD	10,119	Goldman Sachs & Co.	12/16/20	123
USD	162,107	IDR	2,415,400,453	Goldman Sachs & Co.	12/16/20	(612)
USD	199,124	ILS	678,076	UBS AG	12/16/20	305
INR	47,809,357	USD	645,623	UBS AG	12/16/20	(6,841)

USD	637,968	INR	47,809,357	UBS AG	12/16/20	(814)
JPY	1,733,760	USD	16,455	Bank of America N.A.	12/30/20	120
JPY	1,025,625	USD	9,758	Bank of America N.A.	12/30/20	47
JPY	3,205,440	USD	30,673	Bank of America N.A.	12/30/20	(29)
JPY	1,893,019	USD	18,159	Bank of America N.A.	12/30/20	(62)
USD	2,262,610	JPY	237,937,928	Bank of America N.A.	11/18/20	(10,430)
USD	272,815	JPY	28,621,691	Bank of America N.A.	12/30/20	(805)
USD	604,248	JPY	63,393,120	Bank of America N.A.	12/30/20	(1,784)
USD	28,639	JPY	3,024,000	Bank of America N.A.	12/30/20	(270)
USD	10,047	JPY	1,063,974	Bank of America N.A.	12/30/20	(125)
USD	14,026	JPY	1,481,760	Bank of America N.A.	12/30/20	(140)
USD	15,152	JPY	1,592,640	Bank of America N.A.	12/30/20	(73)
USD	11,397	JPY	1,200,051	Bank of America N.A.	12/30/20	(76)
USD	9,999	JPY	1,043,985	Bank of America N.A.	12/30/20	18
USD	22,845	JPY	2,388,960	Bank of America N.A.	12/30/20	6
USD	20,782	JPY	2,165,670	Bank of America N.A.	12/30/20	78
USD	51,307	KRW	60,483,265	Goldman Sachs & Co.	12/16/20	(1,888)
KZT	60,927,902	USD	139,727	Goldman Sachs & Co.	12/21/20	(646)
MXN	7,638,372	USD	359,084	Morgan Stanley	12/16/20	(673)
MXN	2,603,856	USD	117,960	Morgan Stanley	12/16/20	4,220
MYR	970,440	USD	235,887	Goldman Sachs & Co.	12/16/20	(3,224)
USD	65,866	MYR	272,888	Goldman Sachs & Co.	12/16/20	441
USD	115,187	MYR	483,614	Goldman Sachs & Co.	12/16/20	(759)
NOK	841,163	USD	93,563	Goldman Sachs & Co.	12/16/20	(5,466)
NOK	107,490	USD	11,763	Goldman Sachs & Co.	12/30/20	(506)
NOK	104,501	USD	10,961	Goldman Sachs & Co.	12/30/20	(16)
USD	159,192	NOK	1,488,618	Goldman Sachs & Co.	12/16/20	3,286
USD	373,708	NOK	3,492,563	Goldman Sachs & Co.	12/30/20	7,926
USD	14,156	NOK	134,180	Goldman Sachs & Co.	12/30/20	103
USD	17,593	NOK	168,145	Goldman Sachs & Co.	12/30/20	(17)
USD	64	NZD	95	UBS AG	12/16/20	1
USD	466,604	PHP	22,711,494	UBS AG	12/16/20	(909)
USD	65,971	PLN	247,112	Goldman Sachs & Co.	12/16/20	3,540
USD	20,103	RUB	1,522,957	Goldman Sachs & Co.	12/16/20	1,022
SEK	1,461,854	USD	165,181	Goldman Sachs & Co.	12/16/20	(807)
USD	69,265	SGD	94,171	Bank of America N.A.	12/16/20	322
USD	158,828	THB	4,968,129	Goldman Sachs & Co.	12/16/20	(537)
TWD	13,732,683	USD	476,451	UBS AG	12/16/20	9,118
						$54,516

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	December 2020	$348,489	$(217)
U.K. Gilt 10-Year Bonds	6	December 2020	1,054,640	(3,584)
			$1,403,129	$(3,801)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	67	December 2020	$9,260,656	$21,456
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$3,920,450	$191,456	$11,499	$202,955

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty

RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,212,730. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $517,837.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,250,967, which represented 3.3% of total net assets.
(6)Security is a zero-coupon bond.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,338,832, which includes securities collateral of $1,135,570.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	350,019,813	—	—
Common Stocks	175,178,612	52,254,419	—
U.S. Treasury Securities	—	56,153,591	—
Corporate Bonds	—	21,426,020	—
Sovereign Governments and Agencies	—	9,082,517	—
Collateralized Loan Obligations	—	8,604,551	—
U.S. Government Agency Mortgage-Backed Securities	—	7,305,418	—
Collateralized Mortgage Obligations	—	4,435,992	—
Municipal Securities	—	3,856,523	—
Asset-Backed Securities	—	3,266,484	—
Commercial Paper	—	2,848,136	—
Exchange-Traded Funds	1,215,735	—	—
Preferred Stocks	—	590,612	—
Rights	—	2	—
Temporary Cash Investments	16,859,824	—	—
Temporary Cash Investments - Securities Lending Collateral	1,203,262	—	—
	544,477,246	169,824,265	—
Other Financial Instruments
Futures Contracts	21,456	—	—
Swap Agreements	—	202,955	—
Forward Foreign Currency Exchange Contracts	—	170,412	—
	21,456	373,367	—
Liabilities
Other Financial Instruments
Futures Contracts	—	3,801	—
Forward Foreign Currency Exchange Contracts	—	115,896	—
	—	119,697	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

American Century Diversified Corporate Bond ETF	$15,277	—	—	$(125)	$15,152	288	—	$96
American Century Focused Dynamic Growth ETF(3)	53,354	—	$5,701	(22)	47,631	769	$1,444	—
American Century Focused Large Cap Value ETF	37,235	—	—	(584)	36,651	783	—	177
American Century Quality Diversified International ETF	28,549	—	1,393	208	27,364	660	131	—
American Century STOXX U.S. Quality Growth ETF	52,558	—	4,117	(37)	48,404	905	1,157	10
American Century STOXX U.S. Quality Value ETF	35,445	$764	—	(332)	35,877	974	—	195
Avantis Emerging Markets Equity ETF	40,081	—	—	753	40,834	784	—	—
Avantis International Equity ETF	25,977	—	809	99	25,267	529	(16)	—
Avantis International Small Cap Value ETF	8,563	—	—	135	8,698	190	—	—
Avantis U.S. Equity ETF	50,644	929	514	996	52,055	974	40	180
Avantis U.S. Small Cap Value ETF	11,434	—	267	920	12,087	270	(26)	42
	$359,117	$1,693	$12,801	$2,011	$350,020	7,126	$2,730	$700
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.